UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Capital and Income Fund

January 31, 2009

1.813054.104

CAI-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 64.9%

Convertible Bonds - 1.4%
Metals/Mining - 0.3%
Massey Energy Co. 3.25% 8/1/15	$ 29,420	$ 18,064
Technology - 0.7%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	24,040	7,482
6% 5/1/15	99,390	31,328
ON Semiconductor Corp. 0% 4/15/24	840	725
Spansion, Inc. 2.25% 6/15/16 (c)(f)	13,080	65
Sunpower Corp.:
0.75% 8/1/27	3,920	3,214
1.25% 2/15/27	3,350	2,533
		45,347
Telecommunications - 0.4%
NII Holdings, Inc. 3.125% 6/15/12	41,870	27,693
TOTAL CONVERTIBLE BONDS		91,104
Nonconvertible Bonds - 63.5%
Aerospace - 0.7%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	1,327
Hexcel Corp. 6.75% 2/1/15	10,710	9,211
Orbimage Holdings, Inc. 11.3113% 7/1/12 (g)	8,010	7,049
Sequa Corp.:
11.75% 12/1/15 (f)	52,415	20,966
13.5% 12/1/15 pay-in-kind (f)	18,674	6,109
		44,662
Air Transportation - 0.9%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,070	1,954
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	1,392
10% 8/15/08 (a)	6,280	126
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	49,691	34,535
8.021% 8/10/22	25,681	13,611
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	62
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	30
8.875% 6/1/06 (a)	5,900	44
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	$ 11,970	$ 7,062
8.028% 11/1/17	5,560	3,141
		61,957
Automotive - 1.2%
Affinia Group, Inc. 9% 11/30/14	10,625	4,781
Ford Motor Co.:
6.5% 8/1/18	16,915	3,214
7.125% 11/15/25	21,625	4,055
7.4% 11/1/46	5,545	915
7.45% 7/16/31	49,340	10,855
7.5% 8/1/26	16,270	2,929
8.875% 1/15/22	4,745	925
8.9% 1/15/32	3,425	651
Ford Motor Credit Co. LLC:
7% 10/1/13	6,930	4,314
7.25% 10/25/11	13,090	9,320
7.375% 2/1/11	3,465	2,589
General Motors Corp.:
6.75% 5/1/28	43,840	5,042
7.125% 7/15/13	17,730	2,837
7.2% 1/15/11	7,820	1,799
7.4% 9/1/25	26,520	3,182
7.7% 4/15/16	32,410	4,862
8.1% 6/15/24	10,445	1,253
8.25% 7/15/23	46,150	6,230
8.375% 7/15/33	49,815	6,974
8.8% 3/1/21	9,250	1,156
TRW Automotive, Inc.:
7% 3/15/14 (f)	1,365	648
7.25% 3/15/17 (f)	960	432
Visteon Corp. 7% 3/10/14	53,165	3,722
		82,685
Banks and Thrifts - 0.1%
GMAC LLC 6% 4/1/11 (f)	6,983	5,098
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - 1.0%
Clear Channel Communications, Inc.:
4.9% 5/15/15	$ 19,550	$ 2,639
5.5% 9/15/14	25,220	3,405
5.5% 12/15/16	12,535	1,692
5.75% 1/15/13	15,185	2,581
6.25% 3/15/11	655	183
6.875% 6/15/18	13,110	1,737
7.25% 10/15/27	16,075	2,170
10.75% 8/1/16 (f)	84,300	16,860
Rainbow National Services LLC:
8.75% 9/1/12 (f)	15,770	15,770
10.375% 9/1/14 (f)	17,085	17,256
		64,293
Building Materials - 0.5%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	3,477
General Cable Corp. 7.125% 4/1/17	3,350	2,781
Nortek, Inc.:
8.5% 9/1/14	56,030	11,766
10% 12/1/13	24,385	14,265
NTK Holdings, Inc. 0% 3/1/14 (d)	32,360	3,883
		36,172
Cable TV - 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (c)	47,245	34,725
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)	92,943	16,265
11% 10/1/15 (c)	1,720	267
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)	50,780	29,960
10.25% 9/15/10 (c)	28,135	16,881
10.25% 10/1/13 (c)	29,130	15,439
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (c)(f)	19,865	16,488
10.875% 9/15/14 (c)(f)	25,950	22,447
CSC Holdings, Inc.:
7.625% 7/15/18	9,633	8,862
7.875% 2/15/18	13,595	12,371
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.:
6.625% 10/1/14	$ 34,270	$ 30,843
7% 10/1/13	16,420	15,106
7.125% 2/1/16	139,940	128,721
iesy Repository GmbH 10.375% 2/15/15 (f)	4,660	3,635
Videotron Ltd. 6.875% 1/15/14	3,630	3,430
		355,440
Capital Goods - 0.5%
Blount, Inc. 8.875% 8/1/12	6,070	5,797
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,225
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	6,615	4,730
9.5% 8/1/14	18,160	15,164
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,008
		32,924
Chemicals - 1.4%
Georgia Gulf Corp.:
7.125% 12/15/13	6,360	1,018
9.5% 10/15/14	47,825	7,174
Huntsman LLC 11.625% 10/15/10	2,465	2,342
MacDermid, Inc. 9.5% 4/15/17 (f)	2,460	1,033
Momentive Performance Materials, Inc.:
9.75% 12/1/14	93,105	41,432
10.875% 12/1/14 pay-in-kind (g)	32,454	9,949
11.5% 12/1/16	94,475	23,146
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	7,022
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	16,110	2,255
		95,371
Consumer Products - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	589
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	1,953
Hines Nurseries, Inc. 10.25% 10/1/11 (c)	2,480	248
Reddy Ice Holdings, Inc. 10.5% 11/1/12	15,460	7,730
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	2,553
		13,073
Containers - 1.5%
AEP Industries, Inc. 7.875% 3/15/13	2,780	1,599
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Berry Plastics Holding Corp.:
8.875% 9/15/14	$ 71,560	$ 35,064
10.25% 3/1/16	19,510	6,633
BWAY Corp. 10% 10/15/10	9,210	8,243
Constar International, Inc. 11% 12/1/12 (c)	11,545	115
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,025
7.5% 12/15/96	17,610	13,736
8% 4/15/23	6,295	5,603
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	3,925
8.25% 5/15/13	10,790	10,790
Solo Cup Co. 8.5% 2/15/14	10,300	6,901
Vitro SAB de CV:
8.625% 2/1/12 (c)	4,980	1,245
9.125% 2/1/17 (c)	10,510	2,628
		98,507
Diversified Financial Services - 0.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)	6,080	1,155
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	1,750
Sprint Capital Corp. 8.75% 3/15/32	89,610	55,334
		58,239
Diversified Media - 0.7%
Affinion Group, Inc. 11.5% 10/15/15	12,915	8,395
CanWest Media, Inc. 8% 9/15/12	4,040	848
Liberty Media Corp.:
8.25% 2/1/30	20,315	9,925
8.5% 7/15/29	13,600	6,648
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	31,690	12,993
11.625% 2/1/14 (f)	9,580	8,790
		47,599
Electric Utilities - 4.2%
AES Corp.:
7.75% 10/15/15	12,790	11,895
8% 10/15/17	28,400	26,696
Aquila, Inc. 11.875% 7/1/12 (g)	7,225	7,586
Chivor SA E.S.P. 9.75% 12/30/14 (f)	7,875	7,403
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy:
7.5% 6/15/13	$ 25,210	$ 23,823
7.75% 6/15/16	23,125	21,622
Energy Future Holdings:
10.875% 11/1/17	33,695	26,956
12% 11/1/17 pay-in-kind (g)	43,085	24,113
Intergen NV 9% 6/30/17 (f)	43,300	40,269
NRG Energy, Inc.:
7.25% 2/1/14	3,570	3,409
7.375% 2/1/16	6,520	6,227
Reliant Energy, Inc.:
7.625% 6/15/14	23,345	19,143
7.875% 6/15/17	5,095	4,127
Tenaska Alabama Partners LP 7% 6/30/21 (f)	4,955	4,063
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15	41,495	30,706
10.25% 11/1/15	20,360	15,066
11.25% 11/1/16 pay-in-kind (g)	7,075	3,761
Utilicorp United, Inc. 7.95% 2/1/11 (e)	175	166
		277,031
Energy - 6.5%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	8,586
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (f)	21,260	14,882
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	3,310
Berry Petroleum Co. 8.25% 11/1/16	13,210	6,803
Chaparral Energy, Inc.:
8.5% 12/1/15	22,100	4,973
8.875% 2/1/17	17,790	4,003
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	24,839
6.875% 11/15/20	12,540	10,032
7.5% 9/15/13	2,000	1,830
7.625% 7/15/13	12,820	11,794
9.5% 2/15/15	21,255	20,777
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	20,860
Complete Production Services, Inc. 8% 12/15/16	11,475	7,918
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)	23,830	8,579
Enron Corp.:
Series A, 8.375% 5/23/05 (c)	15,020	18
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Enron Corp.: - continued
6.4% 7/15/06 (c)	$ 3,270	$ 8
6.625% 11/15/05 (c)	13,290	33
6.725% 11/17/08 (c)(g)	4,095	2
6.75% 8/1/09 (c)	3,320	8
6.875% 10/15/07 (c)	8,050	20
6.95% 7/15/28 (c)	7,270	4
7.125% 5/15/07 (c)	1,390	3
7.375% 5/15/19 (c)	8,400	21
7.875% 6/15/03 (c)	1,390	3
9.125% 4/1/03 (c)	285	1
9.875% 6/5/03 (c)	1,268	3
EXCO Resources, Inc. 7.25% 1/15/11	3,410	2,728
Harvest Operations Corp. 7.875% 10/15/11	5,620	3,934
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	20,850	11,259
InterNorth, Inc. 9.625% 3/16/06 (c)	5,575	14
Mariner Energy, Inc.:
7.5% 4/15/13	10,165	7,624
8% 5/15/17	15,866	10,075
OPTI Canada, Inc. 7.875% 12/15/14	24,280	10,683
Petrohawk Energy Corp.:
7.875% 6/1/15 (f)	38,950	32,621
9.125% 7/15/13	26,090	24,264
Petroleum Development Corp. 12% 2/15/18	21,910	12,927
Range Resources Corp. 7.375% 7/15/13	5,530	5,254
SandRidge Energy, Inc.:
8% 6/1/18 (f)	27,610	20,708
8.625% 4/1/15 pay-in-kind (g)	21,730	14,125
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	30,309
8% 3/1/32	20,945	18,955
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,011
Southwestern Energy Co. 7.5% 2/1/18 (f)	12,875	12,167
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13	5,140	3,341
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	8,289
7.5% 4/1/17	6,635	6,370
7.625% 4/1/37	7,450	6,592
8% 2/1/16 (f)	4,390	4,357
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co.: - continued
8.375% 6/15/32	$ 6,100	$ 5,826
Venoco, Inc. 8.75% 12/15/11	15,355	7,601
W&T Offshore, Inc. 8.25% 6/15/14 (f)	28,470	18,506
		433,850
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	9,174
Food and Drug Retail - 0.7%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,544	3,817
Rite Aid Corp.:
7.5% 3/1/17	21,110	12,138
8.625% 3/1/15	3,410	955
9.375% 12/15/15	23,255	6,628
9.5% 6/15/17	29,570	8,427
10.375% 7/15/16	19,160	12,550
		44,515
Food/Beverage/Tobacco - 0.3%
Leiner Health Products, Inc. 11% 6/1/12 (c)	2,870	144
Michael Foods, Inc. 8% 11/15/13	2,690	2,421
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	3,496
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	1,544
10.625% 4/1/17	1,395	823
Smithfield Foods, Inc. 7.75% 7/1/17	15,280	10,085
		18,513
Gaming - 2.6%
FireKeepers Development Authority 13.875% 5/1/15 (f)	7,760	5,199
MGM Mirage, Inc.:
5.875% 2/27/14	26,115	14,233
6.625% 7/15/15	66,440	35,878
6.75% 9/1/12	6,485	3,761
6.75% 4/1/13	42,215	24,063
6.875% 4/1/16	8,895	4,803
7.5% 6/1/16	51,070	28,344
7.625% 1/15/17	27,255	14,718
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	5,222
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Scientific Games Corp. 6.25% 12/15/12	$ 3,050	$ 2,715
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	8,350	5,010
Station Casinos, Inc.:
6% 4/1/12	42,515	8,078
6.5% 2/1/14	58,215	1,164
6.625% 3/15/18	60,505	1,210
6.875% 3/1/16	64,220	1,284
7.75% 8/15/16	65,520	12,449
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12	2,645	265
12.75% 1/15/13	4,965	149
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)	6,462	4,200
		172,745
Healthcare - 5.5%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)	1,075	946
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	12,103
Biomet, Inc. 10% 10/15/17	1,000	1,013
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (g)	59,725	22,098
CRC Health Group, Inc. 10.75% 2/1/16	7,690	4,537
DaVita, Inc. 6.625% 3/15/13	2,840	2,748
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	5,949
Fresenius US Finance II, Inc. 9% 7/15/15 (f)	12,940	13,102
HCA, Inc.:
9.125% 11/15/14	61,030	58,436
9.25% 11/15/16	83,380	79,211
10.375% 11/15/16 pay-in-kind (g)	5,225	4,247
Invacare Corp. 9.75% 2/15/15	7,340	6,790
Rural/Metro Corp. 9.875% 3/15/15	6,115	4,525
Senior Housing Properties Trust 7.875% 4/15/15	11,204	8,963
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	5,743
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,376
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	10,212
Tenet Healthcare Corp.:
7.375% 2/1/13	8,800	6,776
9.25% 2/1/15	8,965	7,038
9.875% 7/1/14	56,715	45,372
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
U.S. Oncology, Inc. 9% 8/15/12	$ 6,330	$ 5,919
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	2,415
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (d)	2,985	2,492
Vanguard Health Holding Co. II LLC 9% 10/1/14	33,250	29,094
VWR Funding, Inc. 10.25% 7/15/15	32,215	23,517
		364,622
Homebuilding/Real Estate - 1.1%
BF Saul REIT 7.5% 3/1/14	12,505	11,880
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13	1,530	1,274
Realogy Corp.:
10.5% 4/15/14	212,255	50,941
11.75% 4/15/14 pay-in-kind (g)	19,710	1,966
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	29,430	10,006
		76,067
Hotels - 0.2%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	4,766
8% 11/15/13	8,460	6,472
		11,238
Leisure - 0.9%
Six Flags Operations, Inc. 12.25% 7/15/16 (f)	25,021	14,762
Six Flags, Inc.:
8.875% 2/1/10	42,285	11,840
9.625% 6/1/14	29,540	5,908
9.75% 4/15/13	4,765	953
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	19,749	10,862
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	9,445	6,989
Vail Resorts, Inc. 6.75% 2/15/14	13,540	10,561
		61,875
Metals/Mining - 3.9%
Aleris International, Inc. 9.75% 12/15/14 pay-in-kind (g)	12,670	599
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	7,920
Drummond Co., Inc. 7.375% 2/15/16 (f)	20,700	11,592
FMG Finance Property Ltd.:
10% 9/1/13 (f)	17,490	11,543
10.625% 9/1/16 (f)	44,695	29,499
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 13,060	$ 11,885
8.25% 4/1/15	20,280	17,339
8.375% 4/1/17	121,065	99,879
Massey Energy Co. 6.875% 12/15/13	18,850	16,494
Peabody Energy Corp.:
7.375% 11/1/16	26,690	26,023
7.875% 11/1/26	26,690	23,487
		256,260
Paper - 0.4%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (f)	33,825	23,678
Glatfelter 7.125% 5/1/16	2,400	1,944
NewPage Corp. 9.4425% 5/1/12 (g)	8,670	3,295
		28,917
Publishing/Printing - 1.2%
Cenveo Corp. 10.5% 8/15/16 (f)	13,585	8,474
Haights Cross Communications, Inc. 0% 8/15/11 (d)	9,350	3,273
Sun Media Corp. Canada 7.625% 2/15/13	10,365	8,396
The Reader's Digest Association, Inc. 9% 2/15/17	14,730	1,178
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	117,815	60,675
		81,996
Railroad - 0.4%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	7,387
7.625% 12/1/13	7,670	6,673
TFM SA de CV 9.375% 5/1/12	16,130	15,324
		29,384
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	14,495	10,147
OSI Restaurant Partners, Inc. 10% 6/15/15	65,750	10,849
		20,996
Services - 2.5%
FTI Consulting, Inc.:
7.625% 6/15/13	3,280	3,165
7.75% 10/1/16	5,990	5,661
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	30,611
7.75% 1/15/15	26,235	26,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Iron Mountain, Inc.: - continued
8.625% 4/1/13	$ 6,225	$ 6,202
8.75% 7/15/18	38,365	36,782
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	19,683
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,037
MediMedia USA, Inc. 11.375% 11/15/14 (f)	3,780	2,457
NCO Group, Inc. 11.875% 11/15/14	9,865	2,960
Penhall International Corp. 12% 8/1/14 (f)	6,510	2,148
West Corp. 9.5% 10/15/14	40,480	27,324
		165,101
Shipping - 0.9%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	20,280	11,864
Seabulk International, Inc. 9.5% 8/15/13	17,020	16,850
Ship Finance International Ltd. 8.5% 12/15/13	30,655	23,911
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,485	5,473
US Shipping Partners LP 13% 8/15/14	13,660	2,344
		60,442
Specialty Retailing - 1.2%
Claire's Stores, Inc.:
9.25% 6/1/15	10,255	2,461
10.375% 6/1/15 pay-in-kind (g)	16,893	717
Michaels Stores, Inc.:
0% 11/1/16 (d)	2,020	101
10% 11/1/14	83,300	37,485
11.375% 11/1/16	4,075	1,263
Staples, Inc. 9.75% 1/15/14	34,244	36,421
		78,448
Steels - 0.9%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	11,805	12,395
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	8,869
Gerdau SA 8.875% (f)	11,345	9,643
International Steel Group, Inc. 6.5% 4/15/14	24,820	20,477
Ispat Inland ULC 9.75% 4/1/14	5,094	4,152
RathGibson, Inc. 11.25% 2/15/14	11,220	2,468
		58,004
Technology - 3.4%
Amkor Technology, Inc.:
7.125% 3/15/11	535	383
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Amkor Technology, Inc.: - continued
7.75% 5/15/13	$ 3,950	$ 2,291
9.25% 6/1/16	30,110	15,958
Avago Technologies Finance Ltd.:
0% 6/1/13 (g)	3,962	3,288
11.875% 12/1/15	25,080	18,685
Ceridian Corp.:
11.25% 11/15/15	19,320	10,433
12.25% 11/15/15 pay-in-kind (g)	4,620	2,079
Freescale Semiconductor, Inc.:
8.875% 12/15/14	145,545	29,473
9.875% 12/15/14 pay-in-kind (g)	135,162	15,491
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	32,081
6.5% 1/15/28	31,722	11,103
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.2463% 12/15/11 (c)(g)	3,295	66
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	290
Nortel Networks Corp.:
9.0025% 7/15/11 (c)(g)	16,300	2,527
10.125% 7/15/13 (c)	16,190	2,550
10.75% 7/15/16 (c)	16,300	2,608
10.75% 7/15/16 (c)(f)	25,285	4,046
NXP BV:
3.8444% 10/15/13 (g)	45,220	9,948
7.875% 10/15/14	26,185	7,332
9.5% 10/15/15	74,325	6,689
Open Solutions, Inc. 9.75% 2/1/15 (f)	4,070	651
Spansion LLC 11.25% 1/15/16 (c)(f)	20,560	720
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	20,240
Unisys Corp.:
8% 10/15/12	4,325	1,600
12.5% 1/15/16	15,080	6,107
Viasystems, Inc. 10.5% 1/15/11	23,140	16,892
		223,531
Telecommunications - 11.1%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	6,415	6,575
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Citizens Communications Co.:
7.875% 1/15/27	$ 12,690	$ 9,391
9% 8/15/31	18,030	13,432
Cricket Communications, Inc.:
9.375% 11/1/14	42,670	38,830
10% 7/15/15 (f)	20,960	19,493
Digicel Group Ltd.:
8.875% 1/15/15 (f)	35,375	26,001
9.125% 1/15/15 pay-in-kind (f)(g)	26,405	18,484
9.25% 9/1/12 (f)	18,195	16,376
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14	13,020	10,807
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)	114,925	48,420
Intelsat Corp.:
9.25% 8/15/14 (f)	24,885	23,579
9.25% 6/15/16 (f)	28,330	26,134
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (f)	91,522	85,802
11.5% 6/15/16 (f)	10,045	9,342
Intelsat Ltd. 11.25% 6/15/16	68,520	65,437
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (f)	23,830	22,162
8.875% 1/15/15 (f)	55,555	51,111
Level 3 Financing, Inc.:
8.75% 2/15/17	24,500	15,680
9.25% 11/1/14	15,700	11,383
12.25% 3/15/13	11,320	8,603
Millicom International Cellular SA 10% 12/1/13	19,800	18,959
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	21,369
7.375% 8/1/15	25,105	11,799
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)	8,080	6,787
Qwest Communications International, Inc.:
7.25% 2/15/11	12,950	12,238
7.5% 2/15/14	10,790	9,225
7.5% 2/15/14	6,300	5,387
Sprint Capital Corp.:
6.875% 11/15/28	146,070	82,895
6.9% 5/1/19	4,220	2,827
Sprint Nextel Corp. 6% 12/1/16	11,980	8,027
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications:
7.25% 9/15/25	$ 2,025	$ 1,509
7.25% 10/15/35	7,860	5,188
7.5% 6/15/23	1,710	1,283
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	19,975	18,177
		732,712
Textiles & Apparel - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16	8,445	6,503
9.75% 1/15/15	7,365	6,039
		12,542
TOTAL NONCONVERTIBLE BONDS		4,213,983
TOTAL CORPORATE BONDS (Cost $6,774,547)		4,305,087
Common Stocks - 3.8%
	Shares
Air Transportation - 0.9%
Delta Air Lines, Inc. (a)	8,694,458	59,992
Automotive - 0.2%
Tenneco, Inc. (a)	1,294,500	2,382
The Goodyear Tire & Rubber Co. (a)	2,000,000	12,340
		14,722
Cable TV - 0.1%
Comcast Corp. Class A	331,504	4,857
Liberty Global, Inc. Class A (a)	9,320	136
		4,993
Capital Goods - 0.0%
Remy International, Inc. (a)	173,534	66
Chemicals - 0.0%
Sterling Chemicals, Inc. (a)	897	9
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(h)	11,400,000	0
Common Stocks - continued
	Shares	Value (000s)
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	62,500	$ 906
Discovery Communications, Inc. Class C (a)	62,500	899
		1,805
Electric Utilities - 0.0%
Portland General Electric Co.	20,217	393
Energy - 1.6%
Chesapeake Energy Corp.	2,600,000	41,106
Forest Oil Corp. (a)	619,993	9,300
Valero Energy Corp.	525,000	12,663
Williams Companies, Inc.	2,850,000	40,328
		103,397
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	163
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	0
Healthcare - 0.4%
Kinetic Concepts, Inc. (a)	1,000,000	24,100
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	660,000	16,592
Haynes International, Inc. (a)	147,429	2,694
Intermet Corp. (h)	521,664	0
		19,286
Publishing/Printing - 0.0%
R.H. Donnelley Corp. (a)	350,000	116
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	12
Shipping - 0.1%
Navios Maritime Holdings, Inc.	2,865,350	10,258
Technology - 0.1%
ASAT Holdings Ltd. warrants 2/1/11 (a)(h)	2,510,300	15
ON Semiconductor Corp. (a)	1,556,230	6,489
		6,504
Telecommunications - 0.0%
American Tower Corp. Class A (a)	15,912	483
Level 3 Communications, Inc. (a)	18,708	19
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	0
Series B, warrants 1/16/10 (a)	52,628	0
Series C, warrants 1/16/10 (a)	52,628	0
		502
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (h)	659,302	$ 3,824
TOTAL COMMON STOCKS (Cost $557,731)		250,142
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	452
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (h)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,302
Nonconvertible Preferred Stocks - 0.0%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	7
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (f)	1,481	378
TOTAL NONCONVERTIBLE PREFERRED STOCKS		385
TOTAL PREFERRED STOCKS (Cost $7,087)		6,687
Floating Rate Loans - 15.8%
	Principal Amount (000s)
Aerospace - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 3.18% 2/21/13 (g)	$ 389	237
Tranche 2LN, term loan 8.4125% 2/21/14 (g)	650	267
Sequa Corp. term loan 3.6879% 12/3/14 (g)	11,115	7,002
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.66% 9/29/13 (g)	671	537
Tranche 2LN, term loan 6.16% 3/28/14 (g)	250	168
		8,211
Air Transportation - 0.7%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.6863% 4/30/14 (g)	8,576	4,160
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - continued
Northwest Airlines, Inc. term loan 2.39% 12/31/10 (g)	$ 13,442	$ 11,358
United Air Lines, Inc. Tranche B, term loan 2.4192% 2/1/14 (g)	52,615	27,886
		43,404
Automotive - 1.7%
AM General LLC:
Tranche B, term loan 4.6157% 9/30/13 (g)	13,871	10,680
3.3338% 9/30/12 (g)	567	437
Ford Motor Co. term loan 5% 12/15/13 (g)	101,151	36,414
General Motors Corp. term loan 2.7844% 11/29/13 (g)	98,544	43,359
Navistar International Corp.:
term loan 3.6594% 1/19/12 (g)	17,329	12,303
Credit-Linked Deposit 4.0857% 1/19/12 (g)	6,301	4,474
Visteon Corp. term loan 4.426% 6/13/13 (g)	30,075	6,617
		114,284
Broadcasting - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (g)	78,570	41,249
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.4421% 3/6/14 (g)	76,396	58,061
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (g)	5,319	4,654
		62,715
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 2.4375% 10/17/12 (g)	213	181
Dresser, Inc.:
Tranche 2LN, term loan 7.9863% 5/4/15 pay-in-kind (g)	21,030	8,412
Tranche B 1LN, term loan 4.4066% 5/4/14 (g)	2,688	1,942
Walter Industries, Inc. term loan 2.754% 10/3/12 (g)	253	190
		10,725
Chemicals - 0.2%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9475% 4/2/13 (g)	1,035	673
term loan 2.935% 4/2/14 (g)	7,750	6,355
Momentive Performance Materials, Inc. Tranche B1, term loan 2.6875% 12/4/13 (g)	7,871	5,746
		12,774
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.3%
Berry Plastics Holding Corp. Tranche C, term loan 2.4206% 4/3/15 (g)	$ 24,386	$ 18,045
Diversified Financial Services - 0.8%
Clear Channel Capital I LLC Tranche B, term loan 4.0613% 1/29/16 (g)	32,710	15,701
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6% 8/3/12 (g)	63,066	37,209
Tranche 2LN, term loan 8.5% 8/3/13 (g)	7,940	2,382
		55,292
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 6.4588% 11/30/14 (g)	1,970	296
Electric Utilities - 2.0%
NRG Energy, Inc.:
term loan 2.6602% 2/1/13 (g)	22,448	20,652
Credit-Linked Deposit 2.8588% 2/1/13 (g)	11,061	10,176
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.9063% 10/10/14 (g)	43,678	30,465
Tranche B2, term loan 4.7518% 10/10/14 (g)	64,549	45,023
Tranche B3, term loan 3.9063% 10/10/14 (g)	33,077	23,071
		129,387
Energy - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5% 12/28/10 (g)	2,432	1,678
Tranche D, term loan 8.5% 12/28/13 (g)	7,834	5,406
Compagnie Generale de Geophysique SA term loan 4.993% 1/12/14 (g)	2,449	2,106
Helix Energy Solutions Group, Inc. term loan 2.8847% 7/1/13 (g)	3,047	2,133
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.4588% 10/31/12 (g)	2,252	1,509
term loan 5.9298% 10/31/12 (g)	3,920	2,626
Venoco, Inc. Tranche 2LN, term loan 6.25% 5/7/14 (g)	2,100	903
		16,361
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 4.2166% 4/8/12 (g)	9,521	4,189
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2.1432% 6/4/14 (g)	14,282	9,212
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 3.2761% 6/5/13 (g)	$ 4,785	$ 4,450
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.2457% 2/16/14 (g)	653	268
Healthcare - 1.0%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (g)	57,061	48,217
Tranche DD, term loan 2.9479% 7/25/14 (g)	2,919	2,466
Health Management Associates, Inc. Tranche B, term loan 3.2088% 2/28/14 (g)	4,344	3,127
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (g)	7,831	4,973
VWR Funding, Inc. term loan 2.9094% 6/29/14 (g)	7,820	5,709
		64,492
Homebuilding/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (g)	5,862	3,459
Tranche B, term loan 5.7063% 10/10/13 (g)	21,774	12,847
Tranche DD, term loan 4.6731% 10/10/13 (g)	21,785	12,744
		29,050
Leisure - 0.4%
Six Flags, Inc. Tranche B, term loan 2.922% 4/30/15 (g)	38,350	26,845
Metals/Mining - 0.3%
Aleris International, Inc. term loan 2.375% 12/19/13 (g)	12,583	4,404
Novelis Corp. term loan 3.46% 7/6/14 (g)	24,812	15,384
		19,788
Paper - 0.3%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (g)	34,960	11,362
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.4125% 11/1/10 (g)	1,316	895
Tranche B, term loan 3.7795% 11/1/11 (g)	1,521	1,034
Tranche C, term loan 3.8576% 11/1/11 (g)	3,707	2,521
Tranche C1, term loan 2.5% 11/1/11 (g)	764	520
White Birch Paper Co. Tranche 1LN, term loan 4.21% 5/8/14 (g)	7,195	2,518
		18,850
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 1.6%
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 4.4088% 6/12/14 (g)	$ 39,855	$ 21,123
Tranche 2LN, term loan 9.9088% 12/12/14 (g)	133,668	40,101
Idearc, Inc. term loan 3.4153% 11/17/14 (g)	15,735	5,350
Thomson Learning, Inc. term loan 2.91% 7/5/14 (g)	48,975	36,976
		103,550
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.0592% 6/14/13 (g)	207	100
term loan 2.6875% 6/14/14 (g)	2,301	1,110
		1,210
Services - 0.3%
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (g)	19,690	8,861
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (g)	593	514
term loan 3.3338% 1/26/14 (g)	9,327	8,092
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.1375% 2/7/15 (g)	3,135	784
Neff Corp. Tranche 2LN, term loan 3.9288% 11/30/14 (g)	4,230	888
ServiceMaster Co.:
term loan 5.0817% 7/24/14 (g)	6,102	3,600
Tranche DD, term loan 6.39% 7/24/14 (g)	608	359
		23,098
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (g)	26,388	16,096
Toys 'R' US, Inc. term loan 3.4475% 12/8/09 (g)	6,560	2,821
		18,917
Technology - 1.5%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.4029% 3/20/13 (g)	15,454	14,295
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (g)	27,239	17,297
Tranche B-A1, term loan 3.3444% 10/1/14 (g)	7,827	4,970
Tranche B-B, term loan 3.685% 10/1/12 (g)	21,113	14,779
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (g)	36,913	19,010
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (g)	35,184	23,925
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc.: - continued
Tranche 2LN, term loan 7.2088% 6/11/15 (g)	$ 8,615	$ 3,877
Open Solutions, Inc. term loan 3.255% 1/23/14 (g)	1,081	422
		98,575
Telecommunications - 1.4%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (g)	65,515	47,498
Leap Wireless International, Inc. Tranche B, term loan 6.5% 6/16/13 (g)	2,652	2,440
Wind Telecomunicazioni SpA:
term loan 8.3925% 12/12/11 pay-in-kind (g)	30,113	20,099
Tranche 2, term loan 11.473% 3/21/15 (g)	12,400	10,788
Tranche B, term loan 5.885% 5/26/13 (g)	5,570	4,735
Tranche C, term loan 6.635% 5/26/14 (g)	5,570	4,735
		90,295
Textiles & Apparel - 0.3%
Hanesbrands, Inc.:
term loan 4.9094% 3/5/14 (g)	7,050	5,852
Tranche B 1LN, term loan 5.19% 9/5/13 (g)	13,869	12,690
		18,542
TOTAL FLOATING RATE LOANS (Cost $1,368,301)		1,044,074
Money Market Funds - 15.5%
Shares
Fidelity Cash Central Fund, 0.78% (b) (Cost $1,030,541)	1,030,541,432	1,030,541
Other - 0.0%
Principal Amount (000s)
Delta Air Lines ALPA Claim (a) (Cost $469)	$ 41,750	731
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,738,676)	6,637,262
NET OTHER ASSETS - (0.1)%	(6,148)
NET ASSETS - 100%	$ 6,631,114
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $914,558,000 or 13.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,689,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp.: Class B	6/18/97 - 1/12/99	$ 21,592
Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ -
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19,372
Fidelity Securities Lending Cash Central Fund	127
Total	$ 19,499
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,637,262	$ 1,276,844	$ 5,285,169	$ 75,249
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 78,398
Total Realized Gain (Loss)	(2)
Total Unrealized Gain (Loss)	(106,379)
Cost of Purchases	111,166
Proceeds of Sales	(54,467)
Amortization/Accretion	1,220
Transfer in/out of Level 3	45,313
Ending Balance	$ 75,249

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $9,682,037,000. Net unrealized depreciation aggregated $3,044,775,000, of which $77,390,000 related to appreciated investment securities and $3,122,165,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Focused High Income Fund

January 31, 2009

1.813015.103

FFH-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.6%
	Principal Amount	Value
Convertible Bonds - 1.1%
Energy - 0.6%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 1,310,000	$ 822,942
Homebuilding/Real Estate - 0.1%
Ventas, Inc. 3.875% 11/15/11 (b)	160,000	130,665
Technology - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25	99,000	45,293
Telecommunications - 0.4%
Nextel Communications, Inc. 5.25% 1/15/10	610,000	558,150
TOTAL CONVERTIBLE BONDS		1,557,050
Nonconvertible Bonds - 82.5%
Aerospace - 3.2%
Alliant Techsystems, Inc. 6.75% 4/1/16	160,000	154,000
BE Aerospace, Inc. 8.5% 7/1/18	1,350,000	1,269,000
Bombardier, Inc.:
6.3% 5/1/14 (b)	240,000	194,400
6.75% 5/1/12 (b)	625,000	560,938
7.45% 5/1/34 (b)	840,000	537,600
8% 11/15/14 (b)	355,000	315,950
L-3 Communications Corp.:
5.875% 1/15/15	95,000	86,925
6.125% 7/15/13	430,000	400,975
6.375% 10/15/15	100,000	93,750
7.625% 6/15/12	720,000	712,800
		4,326,338
Air Transportation - 1.3%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	640,000	454,400
6.977% 11/23/22	32,878	17,754
7.324% 4/15/11	80,000	75,200
8.608% 10/1/12	20,000	14,800
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	125,000	60,000
7.566% 9/15/21	46,779	36,020
7.73% 9/15/12	11,753	9,490
7.875% 7/2/18	133,108	78,534
8.388% 5/1/22	23,554	15,310
9.558% 9/1/19	65,651	38,734
9.798% 4/1/21	321,152	174,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	$ 50,000	$ 46,250
8.021% 8/10/22	810,314	429,466
FedEx Corp. 8% 1/15/19	220,000	228,852
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	65,000	36,725
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	142,342	74,018
		1,789,778
Automotive - 0.1%
The Goodyear Tire & Rubber Co. 9% 7/1/15	170,000	156,825
Building Materials - 0.4%
Belden, Inc. 7% 3/15/17	175,000	131,250
Owens Corning 6.5% 12/1/16	652,000	472,210
		603,460
Cable TV - 7.8%
CSC Holdings, Inc.:
6.75% 4/15/12	1,715,000	1,654,975
8.5% 4/15/14 (b)	285,000	280,013
8.5% 6/15/15 (b)	975,000	938,438
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	1,185,000	1,113,900
7.625% 5/15/16	520,000	508,300
8.375% 3/15/13	230,000	230,863
EchoStar Communications Corp.:
6.375% 10/1/11	2,025,000	1,944,000
7% 10/1/13	1,245,000	1,145,400
7.125% 2/1/16	650,000	598,000
7.75% 5/31/15	1,120,000	1,041,600
Videotron Ltd. 9.125% 4/15/18 (b)	1,315,000	1,295,275
		10,750,764
Capital Goods - 3.0%
Case Corp. 7.25% 1/15/16	1,045,000	755,013
Leucadia National Corp.:
7% 8/15/13	730,000	613,200
7.125% 3/15/17	1,155,000	877,800
SPX Corp. 7.625% 12/15/14 (b)	565,000	514,150
Terex Corp. 8% 11/15/17	1,750,000	1,426,250
		4,186,413
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - 0.6%
Airgas, Inc. 7.125% 10/1/18 (b)	$ 415,000	$ 381,800
Chemtura Corp. 6.875% 6/1/16	280,000	89,600
Lubrizol Corp. 8.875% 2/1/19	3,000	3,073
NOVA Chemicals Corp.:
5.72% 11/15/13 (d)	521,000	151,090
6.5% 1/15/12	475,000	156,750
Westlake Chemical Corp. 6.625% 1/15/16	125,000	65,625
		847,938
Containers - 1.2%
Greif, Inc. 6.75% 2/1/17	1,695,000	1,491,600
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	200,000	200,000
		1,691,600
Diversified Financial Services - 0.0%
Sprint Capital Corp. 8.75% 3/15/32	45,000	27,788
Diversified Media - 0.9%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	490,000	267,050
7.25% 8/15/11	810,000	583,200
Lamar Media Corp.:
Series B, 6.625% 8/15/15	340,000	255,000
6.625% 8/15/15	250,000	187,500
		1,292,750
Electric Utilities - 7.1%
AES Corp.:
7.75% 3/1/14	940,000	888,300
7.75% 10/15/15	300,000	279,000
8% 10/15/17	945,000	888,300
Aquila, Inc. 11.875% 7/1/12 (d)	20,000	21,000
CMS Energy Corp. 6.3% 2/1/12	1,300,000	1,228,500
Edison Mission Energy:
7% 5/15/17	905,000	841,650
7.2% 5/15/19	1,565,000	1,416,325
7.625% 5/15/27	260,000	213,200
Intergen NV 9% 6/30/17 (b)	815,000	757,950
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	795,000	735,375
NSG Holdings II, LLC 7.75% 12/15/25 (b)	1,375,000	1,113,750
Orion Power Holdings, Inc. 12% 5/1/10	230,000	234,600
Reliant Energy, Inc. 6.75% 12/15/14	1,060,000	975,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Sierra Pacific Resources 6.75% 8/15/17	$ 155,000	$ 114,045
Tenaska Alabama Partners LP 7% 6/30/21 (b)	53,285	43,694
		9,750,889
Energy - 8.6%
Chesapeake Energy Corp.:
6.5% 8/15/17	1,465,000	1,186,650
6.875% 1/15/16	345,000	294,113
7.25% 12/15/18	155,000	130,588
7.5% 9/15/13	285,000	260,775
7.5% 6/15/14	150,000	135,750
7.625% 7/15/13	760,000	699,200
9.5% 2/15/15	370,000	361,675
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	295,000	221,250
7.75% 5/15/17	330,000	237,600
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (b)	40,000	14,400
El Paso Corp.:
6.875% 6/15/14	70,000	64,750
6.95% 6/1/28	250,000	170,000
7% 6/15/17	900,000	823,500
7.75% 1/15/32	195,000	151,125
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	505,000	483,538
Frontier Oil Corp. 8.5% 9/15/16	325,000	309,563
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	1,335,000	1,274,925
Newfield Exploration Co. 7.125% 5/15/18	945,000	822,150
OPTI Canada, Inc.:
7.875% 12/15/14	205,000	90,200
8.25% 12/15/14	145,000	67,425
Pan American Energy LLC 7.75% 2/9/12 (b)	535,000	449,400
Pioneer Natural Resources Co. 6.65% 3/15/17	1,065,000	852,000
Plains Exploration & Production Co.:
7% 3/15/17	890,000	747,600
7.625% 6/1/18	460,000	386,400
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	590,000	525,100
7.5% 5/15/16	200,000	183,000
Southwestern Energy Co. 7.5% 2/1/18 (b)	575,000	543,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co. 8% 2/1/16 (b)	$ 85,000	$ 84,363
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	225,000	200,250
		11,770,665
Environmental - 0.6%
Allied Waste North America, Inc.:
6.875% 6/1/17	315,000	305,550
7.125% 5/15/16	155,000	151,125
7.25% 3/15/15	160,000	155,200
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	232,050
		843,925
Food and Drug Retail - 1.9%
Albertsons, Inc.:
7.5% 2/15/11	345,000	334,650
7.75% 6/15/26	50,000	38,250
8% 5/1/31	325,000	250,250
Federated Retail Holdings, Inc. 5.9% 12/1/16	515,000	321,278
Macy's Retail Holdings, Inc. 7.875% 7/15/15	160,000	122,679
SUPERVALU, Inc. 7.5% 5/15/12	1,550,000	1,480,250
		2,547,357
Food/Beverage/Tobacco - 1.5%
Constellation Brands, Inc.:
7.25% 9/1/16	915,000	873,825
7.25% 5/15/17	260,000	248,950
8.375% 12/15/14	670,000	659,950
Smithfield Foods, Inc. 7.75% 7/1/17	430,000	283,800
		2,066,525
Gaming - 3.2%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (b)(d)	40,000	20,200
8% 11/15/13 (b)	70,000	24,500
Las Vegas Sands Corp. 6.375% 2/15/15	75,000	42,375
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	460,000	158,700
MGM Mirage, Inc.:
6% 10/1/09	55,000	51,975
6.625% 7/15/15	65,000	35,100
6.75% 9/1/12	1,060,000	614,800
6.75% 4/1/13	250,000	142,500
6.875% 4/1/16	40,000	21,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17	$ 95,000	$ 51,300
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	435,000	284,925
6.375% 7/15/09	545,000	528,650
7.125% 8/15/14	395,000	209,350
Scientific Games Corp.:
6.25% 12/15/12	930,000	827,700
7.875% 6/15/16 (b)	170,000	151,300
Seminole Hard Rock Entertainment, Inc. 4.4963% 3/15/14 (b)(d)	5,000	2,375
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	200,000	160,000
7.25% 5/1/12	245,000	196,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	695,000	489,975
6.625% 12/1/14	575,000	414,000
		4,427,325
Healthcare - 5.6%
Boston Scientific Corp. 6.4% 6/15/16	285,000	261,488
FMC Finance III SA 6.875% 7/15/17	720,000	700,200
Fresenius US Finance II, Inc. 9% 7/15/15 (b)	225,000	227,813
HCA, Inc.:
9.125% 11/15/14	515,000	493,113
9.25% 11/15/16	1,245,000	1,182,750
10.375% 11/15/16 pay-in-kind (d)	2,615,000	2,125,496
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,155,000	1,062,600
7% 1/15/16	80,000	71,200
Service Corp. International:
6.75% 4/1/15	500,000	457,500
7.5% 4/1/27	280,000	198,800
Ventas Realty LP:
6.5% 6/1/16	160,000	133,600
6.625% 10/15/14	900,000	792,000
		7,706,560
Homebuilding/Real Estate - 2.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,395,000	1,136,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
American Real Estate Partners/American Real Estate Finance Corp.: - continued
8.125% 6/1/12	$ 1,845,000	$ 1,591,313
D.R. Horton, Inc. 6.5% 4/15/16	220,000	160,600
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13	500,000	416,250
KB Home 6.375% 8/15/11	690,000	586,500
Pulte Homes, Inc. 5.25% 1/15/14	55,000	42,900
		3,934,488
Hotels - 2.7%
Host Hotels & Resorts LP 6.875% 11/1/14	135,000	110,700
Host Marriott LP 7.125% 11/1/13	2,700,000	2,308,500
ITT Corp. 7.375% 11/15/15	620,000	496,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	75,000	60,750
7.875% 5/1/12	830,000	722,100
		3,698,050
Leisure - 1.7%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	80,000	46,400
8% 5/15/10	615,000	492,000
yankee:
7% 6/15/13	1,690,000	1,064,700
7.25% 6/15/16	730,000	430,700
7.5% 10/15/27	565,000	271,200
		2,305,000
Metals/Mining - 5.0%
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (d)	770,000	519,750
8.25% 4/1/15	2,665,000	2,278,575
8.375% 4/1/17	2,415,000	1,992,375
Massey Energy Co. 6.875% 12/15/13	700,000	612,500
Peabody Energy Corp.:
6.875% 3/15/13	1,000,000	975,000
7.375% 11/1/16	325,000	316,875
Vedanta Resources PLC 6.625% 2/22/10 (b)	230,000	209,300
		6,904,375
Paper - 3.4%
Cascades, Inc. 7.25% 2/15/13	255,000	144,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Domtar Corp.:
5.375% 12/1/13	$ 930,000	$ 664,950
7.125% 8/15/15	350,000	250,250
7.875% 10/15/11	505,000	464,600
Georgia-Pacific Corp. 7% 1/15/15 (b)	2,535,000	2,306,850
Rock-Tenn Co. 9.25% 3/15/16 (b)	880,000	849,200
		4,679,925
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	165,000	124,575
Railroad - 1.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	500,000	435,000
Kansas City Southern Railway Co.:
8% 6/1/15	45,000	40,725
13% 12/15/13	395,000	409,813
TFM SA de CV 9.375% 5/1/12	655,000	622,250
		1,507,788
Services - 1.7%
Corrections Corp. of America 6.25% 3/15/13	910,000	884,975
FTI Consulting, Inc.:
7.625% 6/15/13	835,000	805,775
7.75% 10/1/16	701,000	662,445
		2,353,195
Shipping - 0.3%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	40,000	28,450
8.75% 12/1/13	10,000	8,850
Teekay Corp. 8.875% 7/15/11	455,000	408,363
		445,663
Specialty Retailing - 0.3%
Staples, Inc. 9.75% 1/15/14	325,000	345,664
Steels - 1.9%
Evraz Group SA 8.875% 4/24/13 (b)	210,000	128,100
Steel Dynamics, Inc.:
6.75% 4/1/15	1,185,000	930,225
7.375% 11/1/12	1,645,000	1,464,050
7.75% 4/15/16 (b)	110,000	86,900
		2,609,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - 0.6%
AutoNation, Inc. 7% 4/15/14	$ 415,000	$ 345,488
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	440,000	437,800
		783,288
Technology - 3.3%
Avago Technologies Finance Ltd. 10.125% 12/1/13	195,000	157,950
Flextronics International Ltd.:
6.25% 11/15/14	550,000	423,500
6.5% 5/15/13	485,000	397,700
Jabil Circuit, Inc. 8.25% 3/15/18	1,040,000	790,400
Lucent Technologies, Inc.:
6.45% 3/15/29	448,000	156,800
6.5% 1/15/28	5,000	1,750
Seagate Technology HDD Holdings:
6.375% 10/1/11	220,000	148,500
6.8% 10/1/16	560,000	295,400
Xerox Capital Trust I 8% 2/1/27	1,695,000	1,242,289
Xerox Corp. 7.625% 6/15/13	1,000,000	950,000
		4,564,289
Telecommunications - 10.5%
American Tower Corp. 7.125% 10/15/12	500,000	501,250
Cincinnati Bell, Inc. 7.25% 7/15/13	950,000	893,000
Citizens Communications Co.:
6.25% 1/15/13	235,000	219,725
9% 8/15/31	300,000	223,500
Embarq Corp.:
6.738% 6/1/13	230,000	218,500
7.082% 6/1/16	1,285,000	1,143,650
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (b)	730,000	684,375
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (b)	1,010,000	929,200
8.875% 1/15/15 (b)(c)	90,000	83,250
Mobile Telesystems Finance SA 8% 1/28/12 (b)	459,000	387,855
Nextel Communications, Inc.:
5.95% 3/15/14	710,000	333,700
6.875% 10/31/13	1,570,000	761,450
7.375% 8/1/15	70,000	32,900
Qwest Capital Funding, Inc. 7.25% 2/15/11	235,000	212,675
Qwest Communications International, Inc.:
7.5% 2/15/14	60,000	51,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Communications International, Inc.: - continued
7.5% 2/15/14	$ 285,000	$ 243,675
Qwest Corp.:
5.2463% 6/15/13 (d)	310,000	265,050
6.5% 6/1/17	165,000	138,600
7.5% 10/1/14	600,000	546,000
7.625% 6/15/15	642,000	581,010
8.875% 3/15/12	3,000,000	2,984,989
Sprint Capital Corp.:
6.875% 11/15/28	290,000	164,575
7.625% 1/30/11	1,435,000	1,194,638
8.375% 3/15/12	155,000	124,000
Sprint Nextel Corp. 6% 12/1/16	630,000	422,100
U.S. West Communications:
6.875% 9/15/33	430,000	296,700
7.5% 6/15/23	595,000	446,250
Vimpel Communications 9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	470,000	298,450
Wind Acquisition Finance SA 10.75% 12/1/15 (b)	55,000	50,050
		14,432,417
TOTAL NONCONVERTIBLE BONDS		113,474,892
TOTAL CORPORATE BONDS (Cost $121,848,810)		115,031,942
Floating Rate Loans - 8.8%

Aerospace - 0.0%
Sequa Corp. term loan 3.6879% 12/3/14 (d)	15,000	9,450
Air Transportation - 0.0%
Northwest Airlines, Inc. term loan 2.39% 12/31/10 (d)	85,000	71,825
Automotive - 0.7%
Federal-Mogul Corp.:
Tranche B, term loan 2.3643% 12/27/14 (d)	128,661	59,828
Tranche C, term loan 2.3017% 12/27/15 (d)	99,609	46,318
Ford Motor Co. term loan 5% 12/15/13 (d)	324,860	116,950
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Lear Corp. term loan 3.4071% 4/25/12 (d)	$ 600,000	$ 264,000
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.14% 4/30/14 (d)	625,000	462,500
		949,596
Cable TV - 0.5%
CSC Holdings, Inc. Tranche B, term loan 2.0831% 3/31/13 (d)	558,315	502,483
Insight Midwest Holdings LLC Tranche B, term loan 2.45% 4/6/14 (d)	159,750	123,008
		625,491
Electric Utilities - 1.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4094% 3/30/12 (d)	55,300	33,180
term loan 4.4588% 3/30/14 (d)	416,005	249,603
NRG Energy, Inc.:
term loan 2.6602% 2/1/13 (d)	53,508	49,227
Credit-Linked Deposit 2.8588% 2/1/13 (d)	26,333	24,227
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.9063% 10/10/14 (d)	1,822,917	1,271,484
		1,627,721
Entertainment/Film - 0.2%
AMC Entertainment, Inc. term loan 5.0088% 1/26/13 (d)	25,000	22,375
Zuffa LLC term loan 2.4375% 6/19/15 (d)	286,222	194,631
		217,006
Gaming - 1.0%
Harrah's Entertainment, Inc. Tranche B3, term loan 4.2589% 1/28/15 (d)	800,000	492,000
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (d)	404,575	230,608
2.66% 5/26/13 (d)	1,230,425	701,342
		1,423,950
Healthcare - 1.3%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (d)	592,095	500,320
Tranche DD, term loan 2.9479% 7/25/14 (d)	30,287	25,593
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (d)	1,132,242	936,930
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (d)	426,490	270,821
		1,733,664
Floating Rate Loans - continued
	Principal Amount	Value
Paper - 0.3%
Georgia-Pacific Corp. Tranche B1, term loan 4.1016% 12/20/12 (d)	$ 482,168	$ 417,075
Publishing/Printing - 1.3%
Newsday LLC term loan 9.75% 8/1/13	1,305,000	1,148,400
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (d)	1,085,000	694,400
		1,842,800
Services - 0.3%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (d)	30,465	26,428
term loan 3.3338% 1/26/14 (d)	479,535	415,997
		442,425
Technology - 1.6%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (d)	672,941	427,318
Tranche B-A1, term loan 3.3444% 10/1/14 (d)	186,226	118,254
Tranche B-B, term loan 3.685% 10/1/12 (d)	495,000	346,500
Kronos, Inc. Tranche 1LN, term loan 3.7088% 6/11/14 (d)	616,973	419,542
SunGard Data Systems, Inc. term loan 3.7072% 2/28/14 (d)	1,159,593	904,482
		2,216,096
Telecommunications - 0.4%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (d)	130,000	94,250
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (d)	236,373	213,917
MetroPCS Wireless, Inc. Tranche B, term loan 4.4858% 11/3/13 (d)	209,464	182,758
		490,925
Textiles & Apparel - 0.0%
Hanesbrands, Inc.:
term loan 4.9094% 3/5/14 (d)	20,000	16,600
Tranche B 1LN, term loan 5.19% 9/5/13 (d)	52,318	47,871
		64,471
TOTAL FLOATING RATE LOANS (Cost $12,783,539)		12,132,495
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (a) (Cost $13,513,687)	13,513,687	$ 13,513,687
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $148,146,036)	140,678,124
NET OTHER ASSETS - (2.3)%	(3,115,829)
NET ASSETS - 100%	$ 137,562,295
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,973,492 or 11.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,027
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 140,678,124	$ 13,513,687	$ 126,734,971	$ 429,466
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	109
Total Unrealized Gain (Loss)	(123,942)
Cost of Purchases	258,917
Proceeds of Sales	(3,616)
Amortization/Accretion	334
Transfer in/out of Level 3	297,664
Ending Balance	$ 429,466

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $147,800,836. Net unrealized depreciation aggregated $7,122,712, of which $4,130,615 related to appreciated investment securities and $11,253,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® High Income Fund

January 31, 2009

1.813069.104

SPH-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 75.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.4%
Building Materials - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 5,880	$ 3,749
1% 10/15/12	4,260	2,775
		6,524
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	13,009
Entertainment/Film - 0.2%
Regal Entertainment Group 6.25% 3/15/11 (e)	10,000	8,700
Homebuilding/Real Estate - 0.5%
Ventas, Inc. 3.875% 11/15/11 (e)	26,860	21,935
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	5,452
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	10,843	3,418
Telecommunications - 0.1%
Leap Wireless International, Inc. 4.5% 7/15/14 (e)	4,440	3,066
Level 3 Communications, Inc. 6% 3/15/10	2,220	1,687
		4,753
TOTAL CONVERTIBLE BONDS		63,791
Nonconvertible Bonds - 73.8%
Aerospace - 0.8%
Bombardier, Inc.:
6.3% 5/1/14 (e)	11,195	9,068
8% 11/15/14 (e)	12,550	11,170
Sequa Corp. 11.75% 12/1/15 (e)	26,615	10,646
TransDigm, Inc. 7.75% 7/15/14	4,350	3,828
		34,712
Air Transportation - 0.4%
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	286
8.3% 12/15/29 (a)	7,735	155
10% 8/15/08 (a)	1,980	40
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	8,109
7.041% 10/1/23	9,726	6,468
7.691% 4/1/17	7,988	4,393
		19,451
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 1.2%
Commercial Vehicle Group, Inc. 8% 7/1/13	$ 1,885	$ 848
Ford Motor Co. 7.45% 7/16/31	4,775	1,051
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (f)	9,450	8,978
7.2463% 6/15/11 (f)	8,075	5,572
8% 12/15/16	3,960	2,336
9.875% 8/10/11	22,420	16,670
General Motors Corp.:
8.25% 7/15/23	11,890	1,605
8.375% 7/15/33	9,070	1,270
Tenneco, Inc.:
8.125% 11/15/15	2,165	747
8.625% 11/15/14	14,875	4,611
The Goodyear Tire & Rubber Co.:
6.3175% 12/1/09 (f)	8,760	8,420
8.625% 12/1/11	2,063	1,971
		54,079
Banks and Thrifts - 1.0%
GMAC LLC:
6.625% 5/15/12 (e)	6,600	4,620
6.75% 12/1/14 (e)	20,395	13,257
6.875% 9/15/11 (e)	12,911	10,071
6.875% 8/28/12 (e)	12,766	8,936
7% 2/1/12 (e)	7,251	5,148
7.5% 12/31/13 (e)	5,286	3,013
8% 11/1/31 (e)	3,872	2,323
		47,368
Broadcasting - 0.4%
LIN Television Corp. 6.5% 5/15/13	12,265	6,807
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	10,503
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	216
Paxson Communications Corp. 4.3444% 1/15/12 (e)(f)	5,000	850
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (e)(f)	13,295	1,994
		20,370
Building Materials - 2.1%
Building Materials Corp. of America 7.75% 8/1/14	11,955	7,711
Coleman Cable, Inc. 9.875% 10/1/12	23,335	15,634
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
General Cable Corp.:
3.8338% 4/1/15 (f)	$ 16,425	$ 10,841
7.125% 4/1/17	14,510	12,043
Nortek, Inc.:
8.5% 9/1/14	20,490	4,303
10% 12/1/13	52,855	30,920
Owens Corning 6.5% 12/1/16	16,680	12,080
Texas Industries, Inc. 7.25% 7/15/13	4,700	3,549
		97,081
Cable TV - 4.1%
Cablevision Systems Corp. 8.3338% 4/1/09 (f)	5,015	5,040
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)	18,209	3,187
11% 10/1/15 (c)	1,910	296
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)	4,210	2,484
10.25% 9/15/10 (c)	10,895	6,537
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (c)(e)	59,880	50,898
8.375% 4/30/14 (c)(e)	12,860	10,674
10.875% 9/15/14 (c)(e)	14,520	12,560
CSC Holdings, Inc.:
7.625% 4/1/11	25,475	25,348
8.5% 4/15/14 (e)	12,890	12,664
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	7,530	7,078
EchoStar Communications Corp.:
7% 10/1/13	19,870	18,280
7.125% 2/1/16	20,885	19,214
Kabel Deutschland GmbH 10.625% 7/1/14	6,965	6,686
Videotron Ltd. 6.875% 1/15/14	5,670	5,358
		186,304
Capital Goods - 1.2%
American Railcar Industries, Inc. 7.5% 3/1/14	5,355	3,735
Baldor Electric Co. 8.625% 2/15/17	9,740	8,182
Case New Holland, Inc. 7.125% 3/1/14	5,700	4,133
Chart Industries, Inc. 9.125% 10/15/15	10,135	8,615
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Esco Corp. 8.625% 12/15/13 (e)	$ 15,005	$ 11,704
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	6,970	5,820
SPX Corp. 7.625% 12/15/14 (e)	14,410	13,113
Terex Corp. 8% 11/15/17	2,000	1,630
		56,932
Chemicals - 1.0%
Airgas, Inc. 7.125% 10/1/18 (e)	6,325	5,819
Georgia Gulf Corp.:
9.5% 10/15/14	13,720	2,058
10.75% 10/15/16	3,020	302
Momentive Performance Materials, Inc. 9.75% 12/1/14	44,075	19,613
NOVA Chemicals Corp. 6.5% 1/15/12	4,630	1,528
Phibro Animal Health Corp. 10% 8/1/13 (e)	5,420	4,309
PolyOne Corp. 8.875% 5/1/12	24,115	9,887
		43,516
Consumer Products - 1.2%
Jarden Corp. 7.5% 5/1/17	51,300	36,936
Riddell Bell Holdings, Inc. 8.375% 10/1/12	26,550	19,647
		56,583
Containers - 1.5%
Berry Plastics Corp. 5.8444% 2/15/15 (f)	61,985	44,939
Berry Plastics Holding Corp. 8.875% 9/15/14	6,820	3,342
BWAY Corp. 10% 10/15/10	9,735	8,713
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	4,957
8.25% 5/15/13	3,000	3,000
Owens-Illinois, Inc. 7.5% 5/15/10	4,210	4,252
		69,203
Diversified Financial Services - 0.3%
Sprint Capital Corp. 8.75% 3/15/32	25,170	15,542
Diversified Media - 0.7%
Block Communications, Inc. 8.25% 12/15/15 (e)	4,600	3,450
Liberty Media Corp. 5.7% 5/15/13	12,192	9,071
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	15,320	13,482
11.625% 2/1/14 (e)	6,505	5,968
		31,971
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 7.1%
AES Corp.:
8% 10/15/17	$ 31,165	$ 29,295
8.75% 5/15/13 (e)	13,597	13,665
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	13,315	13,015
Aquila, Inc. 11.875% 7/1/12 (f)	4,405	4,625
Calpine Generating Co. LLC 9.07% 4/1/09 (c)(f)	50	0
CMS Energy Corp.:
7.75% 8/1/10	22,460	22,460
8.5% 4/15/11	11,175	11,343
Dynegy Holdings, Inc. 7.75% 6/1/19	12,280	9,502
Edison Mission Energy 7.2% 5/15/19	42,585	38,539
Energy Future Holdings:
10.875% 11/1/17	22,805	18,244
12% 11/1/17 pay-in-kind (f)	4,470	2,502
Mirant Americas Generation LLC 8.3% 5/1/11	25,290	24,784
Mirant North America LLC 7.375% 12/31/13	5,510	5,331
NRG Energy, Inc.:
7.25% 2/1/14	30,460	29,089
7.375% 2/1/16	11,020	10,524
NSG Holdings II, LLC 7.75% 12/15/25 (e)	12,880	10,433
Reliant Energy, Inc.:
6.75% 12/15/14	6,270	5,768
7.875% 6/15/17	27,380	22,178
Sierra Pacific Resources 6.75% 8/15/17	4,320	3,179
TECO Energy, Inc. 5.1925% 5/1/10 (f)	7,370	6,928
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,885	3,186
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15	50,755	37,559
10.25% 11/1/15	5,790	4,285
		326,434
Energy - 7.2%
Atlas Pipeline Partners LP 8.125% 12/15/15	3,980	2,667
Chesapeake Energy Corp.:
6.5% 8/15/17	30,640	24,818
6.625% 1/15/16	12,505	10,567
6.875% 1/15/16	2,980	2,540
7% 8/15/14	5,960	5,245
7.5% 9/15/13	4,000	3,660
7.5% 6/15/14	7,430	6,724
7.625% 7/15/13	15,310	14,085
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
9.5% 2/15/15	$ 22,600	$ 22,092
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,300	975
7.75% 5/15/17	2,750	1,980
Complete Production Services, Inc. 8% 12/15/16	13,300	9,177
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (e)	8,870	3,193
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	19,150
Forest Oil Corp.:
7.25% 6/15/19	34,060	28,100
7.25% 6/15/19 (e)	2,160	1,782
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	11,200	6,048
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (e)	3,480	2,680
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (e)	2,000	1,890
OPTI Canada, Inc. 8.25% 12/15/14	29,570	13,750
Petrohawk Energy Corp.:
9.125% 7/15/13	22,870	21,269
10.5% 8/1/14 (e)	5,000	4,738
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	4,536
Plains Exploration & Production Co.:
7% 3/15/17	37,990	31,912
7.625% 6/1/18	3,510	2,948
Pride International, Inc. 7.375% 7/15/14	3,650	3,504
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	3,655	3,253
7.375% 7/15/13	16,370	15,552
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13	4,736	3,647
SandRidge Energy, Inc.:
5.06% 4/1/14 (f)	2,310	1,444
8.625% 4/1/15 pay-in-kind (f)	17,005	11,053
Southwestern Energy Co. 7.5% 2/1/18 (e)	6,980	6,596
Swift Energy Co. 7.125% 6/1/17	16,200	10,530
Tennessee Gas Pipeline Co. 8% 2/1/16 (e)	2,985	2,963
Tesoro Corp. 6.25% 11/1/12	8,800	7,590
Williams Companies, Inc. 6.375% 10/1/10 (e)	4,860	4,763
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	10,760	9,576
		326,997
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 8,475	$ 8,221
6.875% 6/1/17	9,500	9,215
7.125% 5/15/16	20,930	20,407
		37,843
Food and Drug Retail - 1.0%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	13,005	9,971
Rite Aid Corp.:
6.875% 8/15/13	5,838	1,226
7.5% 3/1/17	15,025	8,639
9.375% 12/15/15	8,330	2,374
9.5% 6/15/17	8,775	2,501
10.375% 7/15/16	4,400	2,882
Stater Brothers Holdings, Inc. 7.75% 4/15/15	9,750	8,678
SUPERVALU, Inc. 7.5% 11/15/14	8,675	8,285
		44,556
Food/Beverage/Tobacco - 2.8%
Chiquita Brands International, Inc. 7.5% 11/1/14	1,000	730
Constellation Brands, Inc.:
7.25% 5/15/17	33,860	32,421
8.375% 12/15/14	41,625	41,001
Dean Foods Co.:
6.9% 10/15/17	8,196	7,376
7% 6/1/16	24,555	22,713
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	14,220	10,949
Smithfield Foods, Inc. 7.75% 7/1/17	16,645	10,986
		126,176
Gaming - 1.9%
Harrah's Operating Co., Inc. 10.75% 2/1/16 (e)	6,885	1,584
MGM Mirage, Inc.:
5.875% 2/27/14	35,770	19,495
6.625% 7/15/15	13,810	7,457
6.75% 9/1/12	9,860	5,719
7.5% 6/1/16	6,440	3,574
13% 11/15/13 (e)	31,150	28,035
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	4,470	2,391
7.125% 8/15/14	3,110	1,648
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	$ 6,540	$ 4,970
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)	2,490	1,494
Station Casinos, Inc.:
6% 4/1/12	20,100	3,819
7.75% 8/15/16	20,075	3,814
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,380	2,383
		86,383
Healthcare - 7.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,444
Bausch & Lomb, Inc. 9.875% 11/1/15 (e)	1,210	1,065
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	3,900
Biomet, Inc.:
10% 10/15/17	4,425	4,480
10.375% 10/15/17 pay-in-kind (f)	15,435	13,737
Carriage Services, Inc. 7.875% 1/15/15	5,170	4,317
Community Health Systems, Inc. 8.875% 7/15/15	31,875	30,759
DaVita, Inc.:
6.625% 3/15/13	5,380	5,205
7.25% 3/15/15	7,395	7,136
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	3,365
HCA, Inc.:
5.75% 3/15/14	6,895	4,827
7.5% 11/6/33	4,775	2,149
9.125% 11/15/14	9,475	9,072
9.25% 11/15/16	52,445	49,823
10.375% 11/15/16 pay-in-kind (f)	29,460	23,945
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	15,140	13,550
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	7,120
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,466
Service Corp. International 7.375% 10/1/14	8,775	8,380
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	4,704
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	8,300	6,765
Tenet Healthcare Corp.:
9.25% 2/1/15	13,030	10,229
9.875% 7/1/14	36,280	29,024
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
U.S. Oncology, Inc. 9% 8/15/12	$ 6,120	$ 5,722
US Oncology Holdings, Inc. 8.3344% 3/15/12 pay-in-kind (f)	16,271	8,348
Ventas Realty LP:
6.5% 6/1/16	13,670	11,414
6.625% 10/15/14	10,865	9,561
6.75% 6/1/10	4,810	4,666
6.75% 4/1/17	8,880	7,415
VWR Funding, Inc. 10.25% 7/15/15	60,645	44,271
		341,859
Homebuilding/Real Estate - 1.2%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	6,748
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	8,330	2,332
6.375% 12/15/14	5,000	1,450
KB Home 5.875% 1/15/15	4,575	3,203
Realogy Corp. 10.5% 4/15/14	43,890	10,534
Rouse Co.:
5.375% 11/26/13	20,680	7,135
7.2% 9/15/12	9,570	3,254
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)	59,435	20,208
		54,864
Hotels - 0.6%
Host Hotels & Resorts LP 6.875% 11/1/14	19,730	16,179
Host Marriott LP:
6.375% 3/15/15	5,515	4,495
7.125% 11/1/13	7,590	6,489
		27,163
Insurance - 0.1%
USI Holdings Corp. 6.0238% 11/15/14 (e)(f)	6,810	3,235
Leisure - 0.3%
Six Flags Operations, Inc. 12.25% 7/15/16 (e)	7,200	4,248
Six Flags, Inc. 9.625% 6/1/14	8,333	1,667
Universal City Florida Holding Co. I/II 7.9425% 5/1/10 (f)	2,640	1,267
Vail Resorts, Inc. 6.75% 2/15/14	5,620	4,384
		11,566
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 3.2%
Drummond Co., Inc. 7.375% 2/15/16 (e)	$ 6,735	$ 3,772
FMG Finance Property Ltd.:
10% 9/1/13 (e)	4,555	3,006
10.625% 9/1/16 (e)	17,780	11,735
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	4,532
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (f)	33,370	22,525
8.25% 4/1/15	14,760	12,620
8.375% 4/1/17	20,740	17,111
Massey Energy Co. 6.875% 12/15/13	22,380	19,583
Noranda Aluminium Acquisition Corp. 6.595% 5/15/15 pay-in-kind (f)	7,950	3,021
Novelis, Inc. 7.25% 2/15/15	16,730	9,369
Peabody Energy Corp.:
6.875% 3/15/13	9,935	9,687
7.375% 11/1/16	29,250	28,519
		145,480
Paper - 1.9%
Domtar Corp. 7.875% 10/15/11	29,210	26,873
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,495
8.875% 5/15/31	5,320	4,043
9.5% 12/1/11	22,713	22,145
Glatfelter 7.125% 5/1/16	4,440	3,596
Graphic Packaging International, Inc.:
8.5% 8/15/11	6,230	5,451
9.5% 8/15/13	2,430	1,823
NewPage Corp. 10% 5/1/12	29,410	11,764
Rock-Tenn Co. 9.25% 3/15/16 (e)	3,950	3,812
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	14,965	6,210
		88,212
Publishing/Printing - 1.9%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	4,119
Cenveo Corp.:
7.875% 12/1/13	25,669	15,786
10.5% 8/15/16 (e)	11,880	7,410
R.H. Donnelley Corp. 11.75% 5/15/15 (e)	4,150	1,266
The Reader's Digest Association, Inc. 9% 2/15/17	17,150	1,372
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
TL Acquisitions, Inc.:
0% 7/15/15 (d)(e)	$ 17,880	$ 7,152
10.5% 1/15/15 (e)	74,940	38,594
Valassis Communications, Inc. 8.25% 3/1/15	44,980	11,357
		87,056
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,780	4,159
Kansas City Southern Railway Co. 8% 6/1/15	7,010	6,344
		10,503
Restaurants - 0.5%
Carrols Corp. 9% 1/15/13	17,725	12,408
Landry's Restaurants, Inc. 9.5% 12/15/14	11,280	10,829
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	1,693
		24,930
Services - 3.5%
Ahern Rentals, Inc. 9.25% 8/15/13	16,545	4,302
ARAMARK Corp.:
6.6925% 2/1/15 (f)	43,085	34,899
8.5% 2/1/15	15,355	14,818
Ashtead Capital, Inc. 9% 8/15/16 (e)	1,725	1,035
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.6488% 5/15/14 (f)	13,210	3,699
7.625% 5/15/14	8,800	2,728
7.75% 5/15/16	8,275	2,565
Corrections Corp. of America:
6.25% 3/15/13	17,650	17,165
6.75% 1/31/14	5,130	4,886
FTI Consulting, Inc.:
7.625% 6/15/13	2,000	1,930
7.75% 10/1/16	3,760	3,553
Hertz Corp. 8.875% 1/1/14	35,330	22,965
Iron Mountain, Inc.:
6.625% 1/1/16	12,455	11,225
8% 6/15/20	19,495	17,838
8.625% 4/1/13	2,785	2,775
Penhall International Corp. 12% 8/1/14 (e)	4,370	1,442
United Rentals North America, Inc.:
6.5% 2/15/12	4,435	3,570
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.: - continued
7% 2/15/14	$ 9,330	$ 5,971
7.75% 11/15/13	7,265	4,722
		162,088
Shipping - 1.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,530	7,503
Navios Maritime Holdings, Inc. 9.5% 12/15/14	5,210	3,048
Seabulk International, Inc. 9.5% 8/15/13	7,985	7,905
Ship Finance International Ltd. 8.5% 12/15/13	35,500	27,690
Teekay Corp. 8.875% 7/15/11	5,000	4,488
		50,634
Specialty Retailing - 2.0%
Asbury Automotive Group, Inc. 7.625% 3/15/17	34,445	15,845
Dollar General Corp.:
10.625% 7/15/15	5,305	5,199
11.875% 7/15/17 pay-in-kind (f)	4,340	3,906
Michaels Stores, Inc. 10% 11/1/14	20,570	9,257
Sally Holdings LLC 9.25% 11/15/14	55,585	51,138
United Auto Group, Inc. 7.75% 12/15/16	14,790	6,951
		92,296
Steels - 0.4%
California Steel Industries, Inc. 6.125% 3/15/14	2,680	1,822
Steel Dynamics, Inc. 7.375% 11/1/12	18,475	16,443
		18,265
Super Retail - 1.1%
Asbury Automotive Group, Inc. 8% 3/15/14	43,400	20,398
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	14,650	14,577
Sonic Automotive, Inc. 8.625% 8/15/13	28,125	11,250
Toys 'R' US, Inc. 7.875% 4/15/13	5,655	2,036
		48,261
Technology - 2.5%
Avago Technologies Finance Ltd. 10.125% 12/1/13	17,160	13,900
First Data Corp. 9.875% 9/24/15	4,820	2,675
Freescale Semiconductor, Inc.:
8.875% 12/15/14	14,715	2,980
9.875% 12/15/14 pay-in-kind (f)	45,420	5,205
Jabil Circuit, Inc. 8.25% 3/15/18	14,785	11,237
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 13,285	$ 4,650
6.5% 1/15/28	6,975	2,441
Nortel Networks Corp.:
9.0025% 7/15/11 (c)(f)	11,261	1,745
10.75% 7/15/16 (c)	12,445	1,991
NXP BV:
3.8444% 10/15/13 (f)	14,450	3,179
7.875% 10/15/14	8,650	2,422
Serena Software, Inc. 10.375% 3/15/16	6,855	3,976
SunGard Data Systems, Inc. 9.125% 8/15/13	31,000	25,885
Xerox Capital Trust I 8% 2/1/27	46,040	33,743
		116,029
Telecommunications - 9.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	14,161
Centennial Communications Corp. 7.2088% 1/1/13 (f)	8,000	7,920
Cricket Communications, Inc.:
9.375% 11/1/14	31,075	28,278
10% 7/15/15 (e)	25,150	23,390
Crown Castle International Corp. 9% 1/15/15	13,295	12,863
Digicel Group Ltd.:
8.875% 1/15/15 (e)	16,715	12,286
9.125% 1/15/15 pay-in-kind (e)(f)	50,532	35,372
9.25% 9/1/12 (e)	1,610	1,449
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (e)	83,830	78,579
Intelsat Ltd. 7.625% 4/15/12	9,565	7,556
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (e)	31,275	28,773
Level 3 Financing, Inc.:
8.75% 2/15/17	9,850	6,304
9.25% 11/1/14	8,320	6,032
12.25% 3/15/13	16,000	12,160
MetroPCS Wireless, Inc.:
9.25% 11/1/14	10,700	9,911
9.25% 11/1/14 (e)	14,880	13,745
Nextel Communications, Inc.:
6.875% 10/31/13	5,000	2,425
7.375% 8/1/15	15,910	7,478
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
5.2463% 6/15/13 (f)	$ 20,090	$ 17,177
7.5% 10/1/14	9,680	8,809
7.875% 9/1/11	8,465	8,380
Sprint Capital Corp. 6.9% 5/1/19	53,685	35,969
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	7,565	6,884
Windstream Corp.:
7% 3/15/19	9,490	8,399
8.125% 8/1/13	7,580	7,466
8.625% 8/1/16	8,675	8,545
		410,311
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 5.6975% 12/15/14 (e)(f)	6,430	4,823
TOTAL NONCONVERTIBLE BONDS		3,379,076
TOTAL CORPORATE BONDS (Cost $4,590,801)		3,442,867
Common Stocks - 0.4%
	Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a)	195,269	1,347
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(g)	13,662,268	0
Gaming - 0.4%
Las Vegas Sands Corp. unit (a)	200,000	17,100
Telecommunications - 0.0%
Sprint Nextel Corp. (a)	227,548	553
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (g)	143,778	834
TOTAL COMMON STOCKS (Cost $30,565)		19,834
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
Banks and Thrifts - 0.1%
Bank of America Corp. Series L, 7.25%	7,500	$ 3,900
Nonconvertible Preferred Stocks - 0.0%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	23
TOTAL PREFERRED STOCKS (Cost $5,237)		3,923
Floating Rate Loans - 15.1%
	Principal Amount (000s)
Aerospace - 0.3%
Sequa Corp. term loan 3.6879% 12/3/14 (f)	$ 23,994	15,116
Automotive - 0.2%
Ford Motor Co. term loan 5% 12/15/13 (f)	10,167	3,660
General Motors Corp. term loan 2.7844% 11/29/13 (f)	12,873	5,664
		9,324
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (f)	41,180	21,620
VNU, Inc. term loan 3.8835% 8/9/13 (f)	13,126	10,600
		32,220
Building Materials - 0.1%
Building Materials Corp. of America term loan 3.8744% 2/22/14 (f)	7,807	4,840
Cable TV - 1.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.4421% 3/6/14 (f)	66,488	50,531
CSC Holdings, Inc. Tranche B, term loan 2.0831% 3/31/13 (f)	36,360	32,724
		83,255
Capital Goods - 0.1%
Dresser, Inc.:
Tranche 2LN, term loan 7.9863% 5/4/15 pay-in-kind (f)	8,220	3,288
Tranche B 1LN, term loan 4.4066% 5/4/14 (f)	5,000	3,613
		6,901
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.3%
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (f)	$ 19,154	$ 9,577
MacDermid, Inc. Tranche B, term loan 2.4094% 4/12/14 (f)	5,360	2,948
		12,525
Consumer Products - 0.2%
Jarden Corp.:
term loan 3.2088% 1/24/12 (f)	7,887	6,783
Tranche B2, term loan 3.2088% 1/24/12 (f)	449	386
		7,169
Electric Utilities - 1.9%
Calpine Corp. Tranche D, term loan 4.335% 3/29/14 (f)	50,817	38,621
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.9063% 10/10/14 (f)	13,256	9,246
Tranche B2, term loan 4.7518% 10/10/14 (f)	56,500	39,409
		87,276
Energy - 0.2%
CCS, Inc. Tranche B term loan 3.4094% 11/14/14 (f)	15,707	9,110
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2.1432% 6/4/14 (f)	9,811	6,328
Healthcare - 2.5%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (f)	26,431	22,335
Tranche DD, term loan 2.9479% 7/25/14 (f)	1,352	1,143
DaVita, Inc. Tranche B1, term loan 2.325% 10/5/12 (f)	20,872	19,202
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (f)	55,884	46,244
LifeCare Holdings, Inc. term loan 5.43% 8/11/12 (f)	9,704	6,307
VWR Funding, Inc. term loan 2.9094% 6/29/14 (f)	26,344	19,231
		114,462
Homebuilding/Real Estate - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (f)	1,563	922
Tranche B, term loan 5.7063% 10/10/13 (f)	5,804	3,424
Tranche DD, term loan 4.6731% 10/10/13 (f)	3,506	2,051
		6,397
Leisure - 0.1%
Easton Bell Sports, Inc. Tranche B, term loan 5.2826% 3/16/12 (f)	6,511	4,688
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.7%
Georgia-Pacific Corp. Tranche B1, term loan 4.1016% 12/20/12 (f)	$ 29,508	$ 25,525
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.4125% 11/1/10 (f)	1,668	1,134
Tranche B, term loan 3.7795% 11/1/11 (f)	1,871	1,272
Tranche C, term loan 3.8576% 11/1/11 (f)	3,526	2,398
Tranche C1, term loan 2.5% 11/1/11 (f)	1,066	725
		31,054
Publishing/Printing - 1.0%
Cenveo Corp.:
term loan 3.275% 6/21/13 (f)	8,870	5,322
Tranche DD, term loan 3.275% 6/21/13 (f)	267	160
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 9.9088% 12/12/14 (f)	59,606	17,882
Thomson Learning, Inc. term loan 2.91% 7/5/14 (f)	28,697	21,666
		45,030
Services - 0.8%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (f)	531	460
term loan 3.3338% 1/26/14 (f)	8,352	7,245
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.93% 4/19/12 (f)	9,123	3,741
RSC Equipment Rental Tranche 2LN, term loan 4.7106% 11/30/13 (f)	38,274	23,538
		34,984
Specialty Retailing - 0.6%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (f)	25,056	15,284
Sally Holdings LLC Tranche B, term loan 3.8487% 11/16/13 (f)	5,333	4,467
Toys 'R' US, Inc. term loan 3.4475% 12/8/09 (f)	20,240	8,703
		28,454
Super Retail - 0.5%
Dollar General Corp. Tranche B1, term loan 3.5429% 7/6/14 (f)	20,900	17,661
Neiman Marcus Group, Inc. term loan 4.1925% 4/6/13 (f)	6,200	4,247
		21,908
Technology - 1.0%
First Data Corp. Tranche B1, term loan 3.1406% 9/24/14 (f)	6,741	4,280
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Flextronics International Ltd. Tranche B-B, term loan 3.685% 10/1/12 (f)	$ 6,525	$ 4,567
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (f)	5,994	3,087
SunGard Data Systems, Inc. term loan 3.7072% 2/28/14 (f)	40,560	31,637
		43,571
Telecommunications - 1.9%
Digicel International Finance Ltd. term loan 4% 3/30/12 (f)	1,755	1,457
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (f)	73,036	52,951
Level 3 Financing, Inc. term loan 3.2546% 3/13/14 (f)	19,720	14,396
MetroPCS Wireless, Inc. Tranche B, term loan 4.4858% 11/3/13 (f)	10,648	9,291
Wind Telecomunicazioni SpA term loan 8.3925% 12/12/11 pay-in-kind (f)	11,959	7,982
		86,077
TOTAL FLOATING RATE LOANS (Cost $906,210)		690,689
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.78% (b) (Cost $351,541)	351,540,633	351,541
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,719)	$ 2,719	2,719
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $5,887,073)		4,511,573
NET OTHER ASSETS - 1.4%		63,453
NET ASSETS - 100%		$ 4,575,026
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $691,115,000 or 15.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $834,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,719,000 due 2/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 588
Banc of America Securities LLC	365
Barclays Capital, Inc.	1,766
$ 2,719
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,847
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,511,573	$ 353,441	$ 4,118,524	$ 39,608
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 27,180
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(37,582)
Cost of Purchases	74,731
Proceeds of Sales	(25,633)
Amortization/Accretion	578
Transfer in/out of Level 3	334
Ending Balance	$ 39,608

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,863,407,000. Net unrealized depreciation aggregated $1,351,834,000, of which $41,461,000 related to appreciated investment securities and $1,393,295,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009